Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table ("PVP Table")

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)	Net Income ($) (in thousands)	FRE ($) (in thousands)(5)
2022(1)	34,087,235	35,108,835	34,912,350	36,748,558	97.80	82.53	92,426	453,850

Company Selected Measure Name	Fee-Related Earnings(Company Selected Measure)*
Named Executive Officers, Footnote [Text Block]	The CEO in the compensation columns is Mr. Winkelried, and NEOs included in the above compensation columns are Mr. Coulter, Mr. Weingart, Mr. Sisitsky, and Ms. Vazquez-Ubarri.
Peer Group Issuers, Footnote [Text Block]	We selected the Standard & Poor (S&P) 500 Index (referred to herein as the “Index”) as our peer group for purposes of this disclosure, which was comprised of all companies included in the S&P 500 for the 2022 year. This Index is the same performance peer group used in the Company’s stock performance graph reported pursuant to Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 34,087,235
PEO Actually Paid Compensation Amount	$ 35,108,835
Adjustment To PEO Compensation, Footnote [Text Block]	“Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to our other NEOs (excluding the CEO) reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

Adjustments to Determine “Compensation Actually Paid”	PEO ($)		All NEOs (Other than PEO) ($)
Total Reported in Summary Compensation Table	34,087,235		34,912,350
Less, for amounts reported under the “stock awards” column in the SCT	1,444,436		9,922,582
Plus, the fair value of awards granted during covered year that remain unvested as of year-end	1,262,816		9,518,617
Plus, the change in fair value from the beginning to end of covered year of awards granted prior to covered year that were outstanding and unvested as of year-end	(2,376,329)		(2,315,637)
Plus, the change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(1,825,108)		(1,176,438)
Plus, the value of any dividends or other earnings paid on stock or options awards in the covered year prior to vesting	5,404,657	(a)	5,732,248	(a)
“Compensation Actually Paid”	35,108,835		36,748,558
(a)Amount includes the value of dividend equivalents paid on unvested RSUs and PRSUs granted in the 2022 year and the value of distributions on unvested TPG Partner Units and RemainCo interests in the 2022 year, in accordance with SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 34,912,350
Non-PEO NEO Average Compensation Actually Paid Amount	$ 36,748,558
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	“Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to our other NEOs (excluding the CEO) reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

Adjustments to Determine “Compensation Actually Paid”	PEO ($)		All NEOs (Other than PEO) ($)
Total Reported in Summary Compensation Table	34,087,235		34,912,350
Less, for amounts reported under the “stock awards” column in the SCT	1,444,436		9,922,582
Plus, the fair value of awards granted during covered year that remain unvested as of year-end	1,262,816		9,518,617
Plus, the change in fair value from the beginning to end of covered year of awards granted prior to covered year that were outstanding and unvested as of year-end	(2,376,329)		(2,315,637)
Plus, the change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(1,825,108)		(1,176,438)
Plus, the value of any dividends or other earnings paid on stock or options awards in the covered year prior to vesting	5,404,657	(a)	5,732,248	(a)
“Compensation Actually Paid”	35,108,835		36,748,558
(a)Amount includes the value of dividend equivalents paid on unvested RSUs and PRSUs granted in the 2022 year and the value of distributions on unvested TPG Partner Units and RemainCo interests in the 2022 year, in accordance with SEC rules.

Tabular List [Table Text Block]

Fee-Related Earnings (Company Selected Measure)*
Assets Under Management
Distributable Earnings per share*
Fee-Related Earnings Margin*
Fund Performance

Total Shareholder Return Amount	$ 97.80
Peer Group Total Shareholder Return Amount	82.53
Net Income (Loss)	$ 92,426,000
Company Selected Measure Amount	453,850,000
PEO Name	Mr. Winkelried
Additional 402(v) Disclosure [Text Block]	TPG completed the IPO in 2022. The 2022 year for preparation of this table starts on January 13, 2022, the date of the IPO, and ends on December 31, 2022, providing a consistent measurement period across all components in this PVP Table. Grants considered made during the 2022 year are those granted at or after the IPO. All changes in fair value during the 2022 year start from the date of IPO, and the performance measures of total shareholder return, peer group total shareholder return, net income and FRE are also measured from the date of the IPO through December 31, 2022.The amounts set forth in the PVP Table above illustrate, for the 2022 year, the "compensation actually paid" to our CEO and other NEOs and our total shareholder return, net income and FRE. As we became a reporting company in 2022, we are not required to provide disclosure of any previous years. In future disclosure, as additional years are added to the table, we will be able to demonstrate how our NEO compensation correlates to these measures.FRE, FRE Margin and Distributable Earnings per share are not prepared in accordance with GAAP. For a reconciliation of these non-GAAP financial measures to the most directly comparable GAAP financial measures and insight into how these non-GAAP measures are considered by management, please see Appendix 1: Financial Performance Measures.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Fee-Related Earnings(Company Selected Measure)*
Non-GAAP Measure Description [Text Block]	We have selected FRE as the most important financial performance measure (that is not otherwise required to be disclosed in the table). We use FRE to link compensation paid to the Company’s NEOs for 2022 to the Company’s performance. We believe that measuring FRE is a useful way to analyze Company performance year over year in future pay versus performance disclosure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Assets Under Management
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Distributable Earnings per share*
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Fee-Related Earnings Margin*
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Fund Performance
PEO [Member] | Adjustment, Amounts Reported Under Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,444,436
PEO [Member] | Adjustment, Fair Value of Awards Granted During Covered Year That Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,262,816
PEO [Member] | Adjustment, Fair Value from the Beginning to End of Covered Year of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,376,329)
PEO [Member] | Adjustment, Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Covered year that Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,825,108)
PEO [Member] | Adjustment, Dividends or Other Earnings Paid on Stock or Options Awards in the Covered year Prior to Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,404,657
Non-PEO NEO [Member] | Adjustment, Amounts Reported Under Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,922,582
Non-PEO NEO [Member] | Adjustment, Fair Value of Awards Granted During Covered Year That Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,518,617
Non-PEO NEO [Member] | Adjustment, Fair Value from the Beginning to End of Covered Year of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,315,637)
Non-PEO NEO [Member] | Adjustment, Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Covered year that Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,176,438)
Non-PEO NEO [Member] | Adjustment, Dividends or Other Earnings Paid on Stock or Options Awards in the Covered year Prior to Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,732,248